Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Reebonz Holding Ltd
Entity Central Index Key	0001752108
Document Type	POS AM
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form F-1 (File No. 333-229839) of Reebonz Holding Limited (the “Registrant”) originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 17, 2019 (the “Initial Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement to, among other things, include the Registrant’s consolidated financial statements and the notes thereto for the 6-month period ended June 30, 2019. A press release and Registrant’s Form 6-K was filed with the SEC on September 23, 2019, to announce the results. The Registration Statement, as amended by this Post-Effective Amendment No. 1, relates solely to the registration of an aggregate of 2,150,000 of our ordinary shares, par value $0.0008 per share (“Ordinary Shares”), of the Registrant, warrants to purchase 2,150,000 Ordinary Shares and 2,150,000 Ordinary Shares underlying warrants previously issued and sold by the Company. No additional securities are being registered pursuant to this Post-Effective Amendment No. 1. All applicable registration fees were paid in connection with the initial filings of the Registration Statement. Pursuant to Rule 429 under the Securities Act, the prospectus contained in this Post-Effective Amendment No. 1 is a combined prospectus, and this filing constitutes a post-effective amendment to the Registration Statement.